Share Capital and Dividends	12 Months Ended
Mar. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital and Dividends

11.	Share Capital and Dividends

On October 31, 2018 the Company amended its articles in order to change its authorized capital from an unlimited number of common shares, without par value, to an unlimited number of Subordinate Voting Shares, an unlimited number of Multiple Voting Shares and an unlimited number of preferred shares, all without par value. The sole common share previously issued for cash consideration of $1.00 was cancelled.

Authorized

As at March 31, 2019, the Company had an unlimited number of shares without par value as follows:

•

Subordinate Voting Shares, carrying one vote per share, ranking pari passu with the Multiple Voting Shares as to the right to receive dividends and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purposes of winding up the Company’s affairs;

•

Multiple Voting Shares, carrying ten votes per share, ranking pari passu with the Subordinate Voting Shares as to the right to receive dividends and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets on liquidation, dissolution or wind-up, each share being convertible at the holder’s entire discretion into Subordinate Voting Shares on a share for share basis, and being automatically converted upon their transfer to a person who is not a permitted holder or upon the death of a permitted holder, unless otherwise acquired by any of the remaining permitted holders in accordance with the terms of the voting agreement entered into between permitted holders; and

•

Preferred Shares, issuable in series, each series ranking pari passu with other series but prior to any class ranking junior thereto, as well as prior to Subordinate Voting Shares and Multiple Voting Shares as to the right to receive dividends, and the remainder of the Company’s property in the event of a voluntary or involuntary winding-up or dissolution, or any other distribution of assets among shareholders for the purposes of winding up the Company’s affairs. If and when issued, preferred shares will have such voting rights and conversion rights as may be determined by the Company’s Board at the time of issuance thereof.

As at March 31, 2018, Old Alithya had an unlimited number of shares without par value as follows:

•	Classes A, A CRCD and A IQ shares, voting and participating, ranking pari passu
•	Classes A CRCD and A IQ, convertible into class A shares
•	Class AA shares, super voting (10 votes per share) and participating
•	Class B shares, non-voting and non-participating, non-cumulative, discretionary, variable dividend, retractable at the paid-up capital amount
•	Class C shares, non-voting and non-participating, non-cumulative dividend from 0% to 15%, retractable at the paid-up capital amount
•	Class D shares, non-voting and non-participating, non-cumulative dividend from 0% to 15%, retractable at the paid-up capital amount
•	Class E shares, non-voting and non-participating, dividend payable upon death of the holder from the life insurance capital dividend account
•	Class F shares, super voting (100 votes per share) and non-participating, non-cumulative dividend from 0% to 15%, retractable or upon death of the holder at the paid-up capital amount
•	Class G shares, super voting (10 votes per share) and participating
•	Class H shares, non-voting and non-participating, preferred cumulative dividend at an annual rate of 10%, redeemable or mandatorily retractable 5 years after issuance
11.	Share Capital and Dividends (CONT’D)
•

Class I shares, non-voting and non-participating, preferred cumulative quarterly dividend at a rate equal to the Bank of Canada prime rate effective on January 1 of each year, redeemable quarterly over a five year period as of the date of issue, at an annual rate of 20%, at the issue price, convertible into class A shares

•	Class J shares, voting and participating, preferred cumulative dividend at an annual rate of 10%, convertible into class A shares at the holder's option
•	Class K shares, voting and participating, preferred cumulative dividend at an annual rate of 4% of the paid up capital amount at the issue date, convertible into class A shares at the holder's option
•	Class L shares, voting and participating, preferred cumulative dividend at an annual rate of 4% of the paid up capital amount at the issue date, convertible into class A shares at the holder's option

Issued

Due to restrictions imposed on Old Alithya in connection with the Transaction, it was determined that Old Alithya could not fairly issue or repurchase securities of its share capital nor determine the fair market value thereof. The private placement (note 3), having been completed with third party investors can be a reasonable reference for the fair market value of the shares, at a price of $4.50 per share. On October 31, 2018, immediately prior to the Transaction (note 3), Old Alithya completed the following transactions settling outstanding obligations, at a price of $4.50 per share, being the price of the private placement.

•

Accumulated dividends on the Class K and L shares were declared and paid through the issuance of 103,704 and 44,444 Class A shares, respectively having a stated value of $466,667 and $200,000, in the aggregate, respectively;

•

The issuance of 68,615 Class AA shares and 307,230 Class A shares in respect of the settlement of obligations, amounting to $308,769 and $1,384,421, respectively, owed as employee compensation, professional services rendered and employee share purchase plan;

•

The repurchase, from past employees, of 95,970 Class A shares, having a stated value of $251,615 in aggregate, for cash consideration of $431,752, with the difference resulting in a premium on share redemption of $180,137 recorded to deficit.

In addition, Old Alithya completed the following transactions:

•	Accumulated dividends, on October 31, 2018, on the Class J shares were declared and paid, in cash, for the aggregate amount of $1,864,383.
•

Under the private placement (note 3), 11,736,055 Class A shares of Old Alithya were issued for cash consideration of $52,812,248. The Company incurred share issue costs in the amount of $2,764,885 net of deferred income taxes of $714,000.

During the year ended March 31, 2018 of Old Alithya, the following transactions occurred:

•	35,492 Class A shares with a paid-up capital of $134,898 were exchanged for 35,492 Class AA with an equivalent paid-up capital amount;
•	344,459 Class A shares were issued for cash consideration of $1,309,222;

11.	Share Capital and Dividends (CONT’D)
•

As part of the transaction described in note 3 (ADT), a total of 1,146,707 Class A shares were issued as partial consideration for the acquisition of ADT with a total value of $1,424,777, of which 359,681 were issued without restrictions and 787,026 Class A shares were issued and deposited in escrow with one-third being released on each of the first three anniversaries of the closing date provided that the holders have not resigned or been terminated for cause prior to the escrow release date. The value of the vested shares for 2018 were 1,793,000;

•

As part of the business acquisition of Pro2p, Class A shares issued to employees as share-based compensation on the acquisition date vested during the year. The value of the vested shares for 2018 were $908,000;

•	2,500 stock options were exercised and 2,500 Class A shares were issued for cash consideration of $8,218;
•

143,845 Class A shares were redeemed for cash consideration of $541,996 with a paid-up capital of $575,553. This transaction resulted in a share redemption discount of $33,557 accounted for as a decrease of the deficit;

•	1,916,577 Class J shares with a paid-up capital of $5,500,000 were exchanged for 1,916,577 Class A shares with an equivalent paid-up capital amount;
•

Old Alithya was party to multiple share purchase and resale transactions under which it acquired its own shares and subsequently resold them to employee shareholders. These transactions had no impact on the number of outstanding shares or on the amounts recorded in the share capital account.

The transaction activity related to the Class A and AA shares of Old Alithya for the period from April 1, 2018 to October 31, 2018 is summarized as follows:

As at	October 31, 2018
	Class A		Class AA
	Number of shares	$	Number of shares	$
Beginning balance (Old Alithya balance)	12,009,378	30,948	7,100,369	3,206
Issued in relation to dividends and employee compensation	455,378	2,051	68,615	309
Issued for private placement (Note 3)	11,736,055	50,761	-	-
Redeemed	(95,970)	(252)	-	-
Share-based compensation on shares vested during the period, issued on business acquisitions	-	807	-	-
Ending balance	24,104,841	84,315	7,168,984	3,515

11.	Share Capital and Dividends (CONT’D)

The transaction activity related to the Class A and AA shares of Old Alithya for the period from April 1, 2017 to March 31, 2018 is summarized as follows:

As at	March 31, 2018
	Class A		Class AA
	Number of shares	$	Number of shares	$
Beginning balance	8,778,472	20,715	7,064,877	3,072
Issued	1,493,666	2,742	-	-
Redeemed	(143,845)	(576)	-	-
Converted into Class AA	(35,492)	(134)	35,492	134
Converted into Class J	1,916,577	5,500	-	-
Share based compensation on shares vested during the year, issued on business acquisitions	-	2,701	-	-
Ending balance	12,009,378	30,948	7,100,369	3,206

On November 1, 2018, all the issued and outstanding shares of Old Alithya were cancelled and automatically exchanged on a one for one basis into Subordinate Voting Shares and Multiple Voting Shares of the Company summarized as follows:

	Subordinated Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Class A	24,104,841	84,315	-	-
Class A-CRCD	1,773,212	5,250	-	-
Class A-IQ	1,637,204	4,847	-	-
Alithya AA	-	-	7,168,984	3,515
Alithya J	1,742,342	5,000	-	-
Alithya K	1,182,164	3,500	-	-
Alithya L	506,642	1,500	-	-
Ending balance before business acquisition	30,946,405	104,412	7,168,984	3,515
Subordinate Voting Shares issued on business acquisition (note 3)	17,458,348	78,364	-	-
Ending balance	48,404,753	182,776	7,168,984	3,515

The transaction activity related to the Subordinate Voting Shares and Multiple Voting Shares of the Company for the period November 2, 2018 to March 31, 2019 is summarized as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance (New Alithya balance after conversion)	48,404,753	182,776	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	-	268	-	-
Exercise of stock options	91,739	302	-	-
Ending balance	48,496,492	183,346	7,168,984	3,515

11.	Share Capital and Dividends (Cont’d)

As at March 31, 2019 and 2018, the issued share capital of the Company and Old Alithya, respectively, is as follows:

As at	March 31, 2019		March 31, 2018
Share class	Number of shares	$	Number of shares	$
Subordinated Voting Shares	48,496,492	183,346	-	-
Multiple Voting Shares	7,168,984	3,515	-	-
Class A	-	-	12,009,378	30,948
Class A-CRCD	-	-	1,773,212	5,250
Class A-IQ	-	-	1,637,204	4,847
Class AA	-	-	7,100,369	3,206
Class J	-	-	1,742,342	5,000
Class K	-	-	1,182,164	3,500
Class L	-	-	506,642	1,500
Ending balance	55,665,476	186,861	25,951,311	54,251

In addition, during the year ended March 31, 2019, the following share-based compensation was recognized:

•

As part of a business acquisition of (ADT), Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2019 was $815,000.

•

As part of a business acquisition (Pro2p), Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2019 was $260,000.

Dividends

Old Alithya declared the following dividends during the year:

Year ended	March 31,
	2019	2018	2017
Class J	1,864	-	-
Class K	467	-	-
Class L	200	-	-
Class B	-	-	110
Class H	-	-	79
Class I	-	-	16
Total	2,531	-	205

As at March 31, 2018, dividends in arrears totaled $1,571,233 (2017 - $2,246,712) in connection with Class J shares, $385,000 (2017 - $245,000) in connection with the Class K shares and $165,000 (2017 - $105,000) in connection with the Class L shares.

11.	Share Capital and Dividends (CONT’D)

Share purchase plan

Pursuant to the Arrangement Agreement, all rights of each participant under Old Alithya’s employee share purchase plan were exchanged for, substantially equivalent, rights under the Company’s share purchase plan, adopted by the Company on October 31, 2018.

Under the Company’s share purchase plan, the Group contributes an amount equal to a percentage of the employee’s basic contribution, depending on the position held by the employee. The employee may make additional contributions, for total employee contributions, including basic contributions, of up to 10% of the annual gross salary. However, the Group does not match contributions in the case of such additional contributions. The employee and the Group’s contributions are remitted to an independent administrative agent who purchases Subordinate Voting Shares on the open market on behalf of the employee through either the TSX or NASDAQ. The Group's contribution expense is recognized in share-based compensation.

Long-Term Incentive Plan (the “Plan”)

On October 31, 2018, the Company approved the Plan which provides for awards of stock options, restricted shares, restricted share units, performance share units, DSU, and share appreciation rights to eligible employees and directors of the Company and its subsidiaries, all of which once exercised or settled result in the issuance of Subordinate Voting Shares.

Stock options

Pursuant to the Arrangement Agreement, each stock option to purchase an Old Alithya share, whether vested or unvested, that was outstanding immediately prior to the Transaction, was converted, on substantially the same terms and conditions as applicable to such stock options immediately prior to the Transaction, for new stock options of the Company exercisable for the Company’s Subordinate Voting Shares or Multiple Voting Shares, respectively. In addition, each stock option to purchase Edgewater shares under the Edgewater incentive plans, whether vested or unvested, that were outstanding immediately prior to the Transaction, were converted, on substantially the same terms and conditions as were applicable immediately prior to the Transaction, into stock options of the Company on the basis of one Edgewater stock option for 1.1918 stock options to acquire Subordinate Voting Shares. In addition, the strike price of Edgewater stock options outstanding, immediately prior to the closing date of the Transaction, were reduced by the special dividend amount of US$1.15 per option and, upon completion of the Transaction, divided by the 1.1918 equity exchange ratio.

Under the Company’s Plan, the Board may grant, at its discretion, stock options to purchase Subordinate Voting Shares to eligible employees and directors of the Company and its subsidiaries. The Board establishes the exercise price at the time the stock option is granted, where the exercise price must in all cases be not less than the highest closing price of such shares on the TSX or NASDAQ on the business day immediately prior to the grant date. Stock options vest, as set out in the applicable award agreement, between the participant and the Company, which may include performance-based vesting conditions. Vesting is generally four years from the date of grant and the stock option is to be exercised not later than the tenth anniversary of the grant date, except in the event of death, disability, retirement or termination of employment. The Plan provides that the aggregate number of Subordinate Voting Shares issuable pursuant to any type of awards under the Plan shall not exceed 10% of the aggregate number of issued and outstanding Subordinate Voting Shares and Multiple Voting Shares.

11.	Share Capital and Dividends (CONT’D)

The following table presents information concerning stock option activity for the respective years:

Period ended	March 31, 2019		March 31, 2018		March 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Beginning balance	1,296,660	2.66	1,040,160	2.36	833,660	2.16
Granted	680,000	4.48	314,000	3.80	301,500	3.00
Deemed issuance of replacement stock options on business acquisition (note 3)	910,461	5.17	-	-	-	-
Forfeited	(170,946)	5.82	(55,000)	3.12	(75,000)	2.78
Expired	(894)	2.66	-	-	-	-
Exercised	(91,739)	2.66	(2,500)	2.21	(20,000)	1.92
Ending balance	2,623,542	3.80	1,296,660	2.66	1,040,160	2.36
Ending balance - exercisable	1,478,542	3.60	788,160	2.15	680,660	2.04

Included in the 1,478,542 of stock options exercisable as at March 31, 2019, 763,160 stock options are available to purchase Multiple Voting Shares.

On November 1, 2018, concurrent with the closing of the Transaction, and during the period, November 2, 2018 to March 31, 2019 Alithya issued 660,000 and 20,000 stock options, respectively, to purchase 660,000 and 20,000 Subordinate Voting Shares, respectively, subject to terms set out in the grant letters at an exercise price of $4.50 and $3.90, respectively.

The weighted average share price per share of the stock options exercised at the date of exercise was $3.75 (2018 – $3.80; 2017 – $3.29).

The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2019		March 31, 2018		March 31, 2017
Exercise price (CAD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.90	363,160	3.45	363,160	4.50	363,160	5.50
1.92	100,000	3.00	100,000	4.50	100,000	5.50
2.21	115,000	5.03	115,000	6.00	117,500	7.00
2.46	100,000	4.00	100,000	5.00	100,000	6.00
2.87	120,000	6.09	120,000	7.00	132,500	8.00
2.96	188,500	7.01	192,000	8.00	223,000	9.00
3.29	4,000	7.67	4,000	8.70	4,000	9.70
3.80	262,500	8.16	302,500	9.16	-	-
3.90	20,000	9.89	-	-	-	-
4.50	660,000	9.59	-	-	-	-
	1,933,160	6.87	1,296,660	6.52	1,040,160	6.80

11.	Share Capital and Dividends (Cont’d)

As at	March 31, 2019
Exercise price range (USD)	Number of options	Weighted average remaining exercise period – in years
$
2.26 to 3.20	259,266	0.58
3.86 to 4.45	44,096	2.81
4.59 to 4.85	198,834	2.12
4.90 to 5.45	188,186	3.39
	690,382	1.93

DSU

Under the Plan, the Board, subject to the provisions of the Plan and such other terms and conditions, may grant DSU to obtain Subordinate Voting Shares to qualified employees and directors of the Company and its subsidiaries. The DSU shall be settled on the date as set out in the applicable award agreement, between the participant and the Company, however not earlier than the participant’s termination date. If the agreement does not establish a settlement date then it shall be the 90th day following the participant’s termination date.

On November 1, 2018, concurrent with the closing of the Transaction, 25,928 fully vested DSU in aggregate, were granted to non-employee directors of the Company subject to terms set out in the award agreements at a fair value of $4.50 per DSU for an aggregate fair value of $116,676. The amount has been recorded in share-based compensation expense. The DSU will be settled 90 days following the participant’s termination date.

On March 26, 2019, 23,865 fully vested DSU in aggregate, were granted to non-employee directors of the Company subject to terms set out in the award agreement at a fair value of $3.85 per DSU for an aggregate fair value of $91,880. The amount has been recorded in share-based compensation expense. The DSU will be settled 90 days following the participant’s termination date.

Share-Based Compensation

The number of Alithya stock options granted to employees during the year, the related compensation expense recorded, and the assumptions used to determine share-based compensation expense, using the Black-Scholes stock option pricing model, were as follows:

Year ended	March 31,
	2019	2018	2017
Compensation expense related to the options granted	141	289	249
Number of stock options granted	680,000	314,000	301,500
Weighted average fair value of options granted	$1.54	$1.50	$1.21
Aggregate fair value of options granted	1,045	470	365
Weighted average assumptions
Share price	$4.48	$3.80	$2.96
Exercise price	$4.48	$3.80	$2.96
Risk-free interest rate	2.42%	1.07%	0.90%
Expected volatility*	30%	35%	37%
Dividend yield	-	-	-
Expected option life (years)	6.1	7.5	7.5
Vesting conditions – time (years)	3.25	3.00	3.00

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

11.	Share Capital and Dividends (Cont’d)

Total share-based compensation expense for the years ended March 31, 2019, 2018 and 2017 are summarized as follows:

Year ended	March 31,
	2019	2018	2017
	$	$	$
Stock option plan	372	289	249
Share purchase plan – employer contribution	593	439	267
Share-based compensation on shares vested during the period, issued on business acquisitions	1,075	2,701	-
Deferred share units	209	-	-
Accrued management bonuses and other compensation	-	734	-
Shares issued to certain directors as settlement of services rendered	-	-	651
	2,249	4,163	1,167